Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw Materials		$ 204
Work in process	21	999
Inventory	$ 21	$ 1,203